MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

March 31, 2021 (Unaudited)

Mutual Funds (96.0%)	Shares	Value

Columbia Convertible Securities Class I3	19,247	$ 600,695
Vanguard Emerging Markets Bond Adm Class	21,233	575,835
Catalyst Floating Rate Income Class I	42,039	403,158
Thornburg Limited Term Income Class R6	28,470	393,452
Vanguard High Dividend Yield Index Adm Class	12,821	390,261
Vanguard Utilities Index Adm Class	5,326	375,049
Payden Corporate Bond	32,083	374,088
Fidelity Strategic Dividend & Income	21,036	359,083
Guggenheim Total Return Bond Class P	12,401	351,813
Hartford Strategic Income Class I	37,433	343,636
Western Asset Core Plus Bond Class FI	28,309	337,156
Baird Core Plus Bond Class I	28,560	334,156
Nuveen NWQ Flexible Income Class I	13,941	306,286
Virtus NewFleet Multi-Sector Short Term Bond Class I	62,011	295,791
Janus Henderson Developed World Bond Class T	29,965	292,454
Dodge & Cox Global Bond	24,814	291,315
Carillion Reams Core Plus Bond Class I	8,423	289,178
Virtus Seix Corporation Bond Class I	30,992	287,913
T Rowe Price Global Multi-Sector Bond Inv Class	24,069	283,529
Lord Abbett Bond Debenture Class R6	31,196	261,109
Artisan High Income Advisor	25,432	259,410
AlphaCentric Income Opportunities Class I	22,191	255,419
Metropolitan West High Yield Class M	24,084	254,563
PIMCO Diversified Income Class I	22,432	247,645
Diamond Hill High Yield Class I	17,544	200,702

Total Mutual Funds (Cost $ 7,885,000)		8,363,696

Short-Term Securities (3.6%)

Fidelity Institutional Money Market (Cost $ 318,571)		318,571

Total Short-term Securities		318,571

Total Investments in Securities (Cost $ 8,203,571) (99.6%)		8,682,267

Net Other Assets and Liabilities (0.4%)		32,363

Net Assets (100%)		$ 8,714,630

At March 31, 2021, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$7,885,000
Unrealized appreciation	561,902
Unrealized depreciation	83,206
Net unrealized appreciation (depreciation)	478,696

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

March 31, 2021 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2021:

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 8,363,696	-	-	$ 8,363,696
Short Term Investments	318,571	-	-	318,571
Total Investments in Securities	$ 8,682,267	-	-	$ 8,682,267

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.